Debt Securities in Issue	12 Months Ended
Dec. 31, 2022
Debt Securities In Issue [Abstract]
Debt Securities in Issue
26. DEBT SECURITIES IN ISSUE

		Group
	2022	2021
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	739	1,405
– Euro 30bn Euro Medium Term Note Programme	6,435	4,304
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	7,083	5,978
- US SEC-registered Debt Programme - Santander UK plc	1,276	1,224
	15,533	12,911
Euro 35bn Global Covered Bond Programme	15,205	12,760
US$20bn Commercial Paper Programmes	1,851	2,704
Certificates of deposit	2,874	2,387
Credit linked notes	60	59
Securitisation programmes	897	759
	36,420	31,580
The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered Debt Programme in the name of Santander UK Group Holdings plc has mainly been downstreamed to our operating company Santander UK plc.